UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number : __

         This Amendment (Check only one.):         [ ] is a restatement.
                                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Westchester Capital Management, Inc.
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Address:    100 Summit Lake Drive
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            Valhalla, NY 10595
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Form 13F File Number:               28-04764

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick W. Green
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Title:      President
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Phone:      914-741-5600
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Signature, Place, and Date of Signing:

/s/Frederick W. Green               Valhalla, New York       05/02/2003
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[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              95

Form 13F Information Table Value Total:              $607,265,958 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

WESTCHESTER CAPITAL MANAGEMENT, INC.
31-MAR-03


                     Column 1                 Column 2        Column 3       Column 4    Column 5  Column 6    Column 7   Column 8

                                                                              Value      SHRS OR  Investment     Other     Voting
Name of Issuer                             Title of Class      CUSIP         (actual)    PRN AMT  Discretion   Managers   Authority
-----------------------------------------------------------------------------------------------------------------------------------

Equities

COMMON STOCK

Airborne, Inc.                               COMMON STOCK     009269101       980,500      50,000  (a)Sole                (a)Sole
Credit Agricole SA                           COMMON STOCK     7262610         165,935      10,656  (b)Shared              (a)Sole
Credit Agricole SA                           COMMON STOCK     7262610          97,325       6,250  (a)Sole                (a)Sole
Allen Telecom Inc.                           COMMON STOCK     018091108        61,425       6,300  (a)Sole                (a)Sole
Amgen, Inc.                                  COMMON STOCK     031162100     1,493,998      25,960  (b)Shared              (a)Sole
Andrew Corporation                           COMMON STOCK     034425108       598,818     108,876  (b)Shared              (a)Sole
Anthem, Inc.                                 COMMON STOCK     03674B104     2,033,279      30,691  (b)Shared              (a)Sole
Cardinal Health, Inc.                        COMMON STOCK     14149Y108       377,540       6,627  (b)Shared              (a)Sole
Cadence Design Systems, Inc.                 COMMON STOCK     127387108       190,000      19,000  (b)Shared              (a)Sole
Concord EFS, Inc.                            COMMON STOCK     206197105       873,260      92,900  (b)Shared              (a)Sole
Concord EFS, Inc.                            COMMON STOCK     206197105     4,597,540     489,100  (a)Sole                (a)Sole
Canada Life Financial Corporation            COMMON STOCK     135113108     3,863,746     129,900  (b)Shared              (a)Sole
Canada Life Financial Corporation            COMMON STOCK     135113108    22,822,571     767,300  (a)Sole                (a)Sole
Credit Lyonnais SA                           COMMON STOCK     5713477       8,993,423     153,474  (b)Shared              (a)Sole
Credit Lyonnais SA                           COMMON STOCK     5713477      40,190,124     685,850  (a)Sole                (a)Sole
Dictaphone Corporation                       COMMON STOCK     253588107     1,442,296     180,287  (b)Shared              (a)Sole
Dreyer's Grand Ice Cream, Inc.               COMMON STOCK     261878102     4,659,690      67,220  (b)Shared              (a)Sole
Dreyer's Grand Ice Cream, Inc.               COMMON STOCK     261878102    23,158,426     334,080  (a)Sole                (a)Sole
Enzon Pharmaceuticals, Inc.                  COMMON STOCK     293904108       133,930      11,800  (b)Shared              (a)Sole
Enzon Pharmaceuticals, Inc.                  COMMON STOCK     293904108     2,430,035     214,100  (a)Sole                (a)Sole
Expedia, Inc.                                COMMON STOCK     302125109     1,177,848      22,800  (b)Shared              (a)Sole
Expedia, Inc.                                COMMON STOCK     302125109    15,239,700     295,000  (a)Sole                (a)Sole
Fair, Isaac and Company                      COMMON STOCK     303250104     1,083,991      21,330  (b)Shared              (a)Sole
Finmeccanica SpA ordinary                    COMMON STOCK     5859951         557,696   1,089,250  (b)Shared              (a)Sole
Finmeccanica SpA ordinary                    COMMON STOCK     5859951       7,672,704  14,985,750  (a)Sole                (a)Sole
First Virginia Banks, Inc.                   COMMON STOCK     337477103       490,375      12,500  (a)Sole                (a)Sole
Groupe Bruxelles Lambert SA                  COMMON STOCK     7097328       2,483,502      68,967  (b)Shared              (a)Sole
Groupe Bruxelles Lambert SA                  COMMON STOCK     7097328      17,972,339     499,093  (a)Sole                (a)Sole
General Motors Corporation Class H           COMMON STOCK     370442832     2,487,520     222,100  (b)Shared              (a)Sole
General Motors Corporation Class H           COMMON STOCK     370442832       140,000      12,500  (a)Sole                (a)Sole
HSBC Holdings plc ADR                        COMMON STOCK     404280406     4,112,860      80,455  (b)Shared              (a)Sole
HSBC Holdings plc ADR                        COMMON STOCK     404280406    45,123,982     882,707  (a)Sole                (a)Sole
Hewlett-Packard Company (Compaq)             COMMON STOCK     428236103       156,962      10,094  (b)Shared              (a)Sole
HSBC Holdings plc ordinary                   COMMON STOCK     0540528         946,712      92,597  (b)Shared              (a)Sole
HSBC Holdings plc ordinary                   COMMON STOCK     0540528       1,238,372     121,124  (a)Sole                (a)Sole
Hispanic Broadcasting Corporation            COMMON STOCK     43357B104     2,665,140     129,000  (b)Shared              (a)Sole
Hispanic Broadcasting Corporation            COMMON STOCK     43357B104    12,420,792     601,200  (a)Sole                (a)Sole
ICN Pharmaceuticals                          COMMON STOCK     448924100     2,309,695     259,225  (b)Shared              (a)Sole
ICN Pharmaceuticals                          COMMON STOCK     448924100    12,168,164   1,365,675  (a)Sole                (a)Sole
Janus Capital Group Inc.                     COMMON STOCK     47102X105     3,252,984     285,600  (a)Sole                (a)Sole
Kinross Gold Corporation                     COMMON STOCK     496902107     1,213,317     196,967  (b)Shared              (a)Sole
McGrath Rentcorp                             COMMON STOCK     580589109       967,280      42,800  (b)Shared              (a)Sole
McGrath Rentcorp                             COMMON STOCK     580589109    15,497,498     685,730  (a)Sole                (a)Sole
Northrop Grumman Corporation                 COMMON STOCK     666807102     1,773,572      20,671  (b)Shared              (a)Sole
NextWave Telecom,  Inc.                      COMMON STOCK     65332M103     1,809,075   1,206,050  (b)Shared              (a)Sole
NextWave Telecom,  Inc.                      COMMON STOCK     65332M103     4,348,425   2,898,950  (a)Sole                (a)Sole
Ocean Energy Inc.                            COMMON STOCK     67481E106     4,200,000     210,000  (a)Sole                (a)Sole
Panamerican Beverages, Inc.                  COMMON STOCK     P74823108     3,436,280     158,500  (b)Shared              (a)Sole
Panamerican Beverages, Inc.                  COMMON STOCK     P74823108    16,923,408     780,600  (a)Sole                (a)Sole
Pharmacia Corporation                        COMMON STOCK     71713U102     9,616,930     222,100  (b)Shared              (a)Sole
Pharmacia Corporation                        COMMON STOCK     71713U102    44,088,060   1,018,200  (a)Sole                (a)Sole
ProLogis Trust                               COMMON STOCK     743410102       542,532      21,427  (b)Shared              (a)Sole
P & O Princess Cruises plc ADR               COMMON STOCK     693070104       426,720      16,000  (b)Shared              (a)Sole
P & O Princess Cruises plc ADR               COMMON STOCK     693070104     7,931,658     297,400  (a)Sole                (a)Sole
Price Communications Corporation             COMMON STOCK     741437305     4,809,714     402,150  (b)Shared              (a)Sole
Price Communications Corporation             COMMON STOCK     741437305    25,159,056   2,103,600  (a)Sole                (a)Sole
ProBusiness Services, Inc.                   COMMON STOCK     742674104     4,234,428     317,900  (b)Shared              (a)Sole
ProBusiness Services, Inc.                   COMMON STOCK     742674104    19,182,132   1,440,100  (a)Sole                (a)Sole
Precise Software Solutions Ltd.              COMMON STOCK     M41450103     4,189,097     251,900  (b)Shared              (a)Sole
Precise Software Solutions Ltd.              COMMON STOCK     M41450103    17,682,679   1,063,300  (a)Sole                (a)Sole
ProSiebenSat.1 Media AG                      COMMON STOCK     4579131       4,502,741     764,083  (a)Sole                (a)Sole
Quintiles Transnational Corp.                COMMON STOCK     748767100     2,879,488     236,800  (b)Shared              (a)Sole
Quintiles Transnational Corp.                COMMON STOCK     748767100    13,287,232   1,092,700  (a)Sole                (a)Sole
RibaPharm Inc.                               COMMON STOCK     762537108     1,860,138     359,100  (a)Sole                (a)Sole
Sears, Roebuck and Co.                       COMMON STOCK     812387108    18,112,500     750,000  (a)Sole                (a)Sole
Scios Inc.                                   COMMON STOCK     808905103     3,850,844      87,400  (b)Shared              (a)Sole
Scios Inc.                                   COMMON STOCK     808905103    18,183,562     412,700  (a)Sole                (a)Sole
PanAmSat Corporation                         COMMON STOCK     697933109     3,480,580     246,500  (a)Sole                (a)Sole
Syratech Corporation                         COMMON STOCK     871824108        19,277      38,554  (a)Sole                (a)Sole
Vivendi Universal SA ADR                     COMMON STOCK     92851S204     4,355,000     325,000  (a)Sole                (a)Sole
Wallace Computer Services, Inc.              COMMON STOCK     932270101     7,383,324     296,400  (b)Shared              (a)Sole
Wallace Computer Services, Inc.              COMMON STOCK     932270101    24,897,545     999,500  (a)Sole                (a)Sole


WARRANTS

Dictaphone Corp warrants                     WARRANTS         dctwv            28,993      72,482  (b)Shared              (a)Sole

FIXED INCOME

CORPORATE BONDS

Redback Networks convertible note            CORPORATE BONDS  757209AB7       381,375   1,350,000  (b)Shared              (a)Sole
5.000% Due 04-01-07
Redback Networks convertible note            CORPORATE BONDS  757209AB7     4,711,535  16,678,000  (a)Sole                (a)Sole
5.000% Due 04-01-07
TeleCorp PCS Inc. senior subordinated note   CORPORATE BONDS  879299AF2     5,929,920   5,112,000  (a)Sole                (a)Sole
10.625% Due 07-15-10
Adelphia Communications senior note          CORPORATE BONDS  006848BJ3     1,056,250   2,500,000  (b)Shared              (a)Sole
10.250% Due 06-15-11
Adelphia Communications senior note          CORPORATE BONDS  006848BJ3     4,726,930  11,188,000  (a)Sole                (a)Sole
10.250% Due 06-15-11
Adelphia Communications senior note          CORPORATE BONDS  006848BE4       156,325     370,000  (b)Shared              (a)Sole
9.375% Due 11-15-09
Adelphia Communications senior note          CORPORATE BONDS  006848BE4     4,131,627   9,779,000  (a)Sole                (a)Sole
9.375% Due 11-15-09
Adelphia Communications convertible note     CORPORATE BONDS  006848BG9     1,712,750  22,100,000  (a)Sole                (a)Sole
6.000% Due 02-15-06
Adelphia Communications convertible note     CORPORATE BONDS  006848BH7       279,000   3,600,000  (b)Shared              (a)Sole
3.250% Due 05-01-21
Adelphia Communications convertible note     CORPORATE BONDS  006848BH7     2,379,250  30,700,000  (a)Sole                (a)Sole
3.250% Due 05-01-21
Adelphia Communications senior note          CORPORATE BONDS  006848AS4       907,500   2,200,000  (b)Shared              (a)Sole
9.250% Due 10-01-02
Adelphia Communications senior note          CORPORATE BONDS  006848AS4     4,372,500  10,600,000  (a)Sole                (a)Sole
9.250% Due 10-01-02
AT&T Wireless senior note                    CORPORATE BONDS  00209AAE6    -3,360,000  -3,000,000  (a)Sole                (a)Sole
7.875% Due 03-01-11
Enron Corporation convertible note           CORPORATE BONDS  293561CD6       584,400   5,844,000  (b)Shared              (a)Sole
0.000% Due 02-07-21
Enron Corporation convertible note           CORPORATE BONDS  293561CD6     5,605,600  56,056,000  (a)Sole                (a)Sole
0.000% Due 02-07-21
Tyco International Ltd. convertible note     CORPORATE BONDS  902124AC0    10,930,062  14,525,000  (a)Sole                (a)Sole
0.000% Due 11-17-20
Worldcom Inc. note                           CORPORATE BONDS  98157DAJ5     2,942,500  11,000,000  (a)Sole                (a)Sole
7.500% Due 05-15-11
Worldcom Inc. note                           CORPORATE BONDS  98157DAF3       508,250   1,900,000  (b)Shared              (a)Sole
7.375% Due 01-15-03
Worldcom Inc. note                           CORPORATE BONDS  98157DAF3     3,704,875  13,850,000  (a)Sole                (a)Sole
7.375% Due 01-15-03
Worldcom Inc. senior note                    CORPORATE BONDS  98157DAB2       700,850   2,620,000  (b)Shared              (a)Sole
7.875% Due 05-15-03
Worldcom Inc. senior note                    CORPORATE BONDS  98157DAB2     2,998,675  11,210,000  (a)Sole                (a)Sole
7.875% Due 05-15-03
Williams Holdings note                       CORPORATE BONDS  968905AC3     8,167,500   8,250,000  (a)Sole                (a)Sole
6.125% Due 12-01-03

TOTAL                                                                     607,265,958

Note: Shared is deemed to be Shared-Defined for securities over which investment discretion is shared with a person other than a Manager on whose behalf this Form 13F is being filed.